UNITED STATES
                               SECURITIES AND EXCHANGE COMMISSION
                                         Washington, D.C.
                                             Form 13F

                                     Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                -----------------

Check here if Amendment [  ]; Amendment Number:
                                                -------------
     This Amendment (Check only one.):   [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          SCGE MANAGEMENT, LP
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Address:       3000 Sand Hill Road
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               Menlo Park, CA 94025
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Form 13F File Number:  028-14804
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Ralph Ho
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Title:         Chief Operating Officer
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Phone:         650-854-3927
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Signature, Place, and Date of Signing:

/s/Ralph Ho             California          February 14, 2013
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Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
          Form 13F File Number          Name
          28-
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

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     19

Form 13F Information Table Value Total:     $329,498
                                            --------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            No.          Form 13F File Number          Name

                                                                 SCGE MANAGEMENT, LP
                                                      Form 13F INFORMATION TABLE AS OF DECEMBER 31, 2012


                                                                                                                  VOTING AUTHORITY
                                                                                                                -------------------
                                                                VALUE X  SHARES/  SH/  PUT/  INVSTMT   OTHER
NAME OF ISSUER                       TITLE OF CLASS  CUSIP      $1000)   PRN AMT  PRN  CALL  DISCRETN  MANAGERS  SOLE   SHARED  NONE
--------------                       --------------  -----      -------  -------  ---  ----  --------  --------  ----   ------  ----

21VIANET GROUP INC                   SPONSORED ADR   90138A103  12,880  1,340,300  SH        SOLE             1,340,300     0     0
ALTERA CORP                          COM             21441100   12,037    350,000  SH        SOLE               350,000     0     0
AMAZON COM INC                       COM             23135106   18,815     75,000  SH        SOLE                75,000     0     0
EZCHIP SEMICONDUCTOR LTD             ORD             M4146Y108  25,464    770,000  SH        SOLE               770,000     0     0
GOOGLE INC                           CL A            38259P508  28,295     40,000  SH        SOLE                40,000     0     0
ISOFTSTONE HOLDINGS LTD              SPONSORED ADR   46489B108   8,455  1,984,800  SH        SOLE             1,984,800     0     0
K12 INC                              COM             48273U102  28,616  1,400,000  SH        SOLE             1,400,000     0     0
LOGMEIN INC                          COM             54142L109  24,875  1,110,000  SH        SOLE             1,110,000     0     0
PALO ALTO NETWORKS INC               COM             697435105   5,923    110,677  SH        SOLE               110,677     0     0
PEGASYSTEMS INC                      COM             705573103  26,649  1,175,000  SH        SOLE             1,175,000     0     0
QLIK TECHNOLOGIES INC                COM             74733T105   7,059    325,000  SH        SOLE               325,000     0     0
RIVERBED TECH INC                    COM             768573107  28,101  1,425,000  SH        SOLE             1,425,000     0     0
SENSATA TECHNOLOGIES HOLDINGS        SHS             N7902X106   9,744    300,000  SH        SOLE               300,000     0     0
SERVICENOW                           COM             81762P102   6,006    200,000  SH        SOLE               200,000     0     0
TAL EDUCATION GROUP                  ADS REPSTG COM  874080104   5,394    561,824  SH        SOLE               561,824     0     0
VERISIGN INC                         COM             92343E102  42,702  1,100,000  SH        SOLE             1,100,000     0     0
VIPSHOP HOLDINGS LTD                 SPONSORED ADR   92763W103   5,887    330,000  SH        SOLE               330,000     0     0
WORKDAY INC                          CL A            98138H101   1,363     25,000  SH        SOLE                25,000     0     0
YANDEX NV                            SHS CLASS A     N97284108  31,233  1,450,000  SH        SOLE             1,450,000     0     0